Reverse Recapitalization - Additional Information (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 18, 2022	Mar. 30, 2022	Sep. 15, 2021
Disclosure Of Reverse Recapitalization [Line Items]
Class of warrants issued during the period	1,500,000
Administrative and Other Operating Expenses	$ 58,528,531	$ 21,889,982	$ 83,991,413	$ 16,616,462	$ 13,185,125
NASDAQ Stock Market [Member]
Disclosure Of Reverse Recapitalization [Line Items]
Professional services expenditure	18,231,775
Administrative and Other Operating Expenses	$ 3,529,904
Class A ordinary shares [Member] | PIPE Investors [Member]
Disclosure Of Reverse Recapitalization [Line Items]
Sale of stock price per share							$ 55,800,000	$ 10
Shares issued upon conversion								7,740,000
Number of shares issued						5,580,000